Commitments	12 Months Ended
Dec. 31, 2021
Commitments.
Commitments

(27) Commitments

●	Bachoco USA, LLC has self-insurance programs for health care costs and workers’ payments. The subsidiary is liable for health care claims up to $7,179 (350 thousand dollars) each year per plan participant and workers’ payments claims up to $20,510 (1,000 thousand dollars) per event. Self-insurance costs are recorded based on the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The provision for this concept is recorded in the accompanying consolidated statement of financial position within current liabilities amounting to $107,842 (5,258 thousand dollars), $89,576 (4,490 thousand dollars) and $81,737 (4,327 thousand dollars) as of December 31, 2021, 2020 and 2019, respectively. Additionally, the consolidated statement of comprehensive income includes expenses relating to self-insurance plans of $188,413 (9,286 thousand dollars), $164,356 (7,648 thousand dollars) and $126,376 (6,565 thousand dollars) for the years ended December 31, 2021, 2020 and 2019, respectively. The Company is required to maintain letters of credit on behalf of the subsidiary of $59,479 (2,900 thousand dollars) during 2021, $57,855 (2,900 thousand dollars) during 2020 and $54,781 (2,900 thousand dollars) during 2019, to secure self-insured workers’ payments.
●	The Company has entered into grain supply agreements with third parties as part of the regular course of its operations.
●	The Company has entered into certain contracts with suppliers under which advanced payments are rendered in order to assure the supply of materials and services.